Note 3 -Transactions with Related Parties	12 Months Ended
Dec. 31, 2012
Related Party Transactions Disclosure [Text Block]
3.	Transactions with Related Parties

The Manager provides the vessels with a wide range of shipping services such as chartering, technical support and maintenance, insurance, consulting, financial and accounting services, for a fixed daily fee of $440 per vessel operating under a voyage or time charter or $125 per vessel operating under a bareboat charter and a brokerage commission of 1.25% on freight, hire and demurrage per vessel, as per Management Agreement. For the years ended December 31, 2010, 2011 and 2012, total brokerage commissions of 1.25% amounted to $1,396,877, $1,474,495 and $1,472,410, respectively, and are included in voyage expenses – related party in the consolidated statements of income. For the years ended December 31, 2010, 2011 and 2012, the management fees were $5,184,055, $4,760,865 and $4,315,720, respectively. In addition, the Manager arranges for supervision onboard the vessels, when required, by superintendent engineers and when such visits exceed a period of five days in a twelve month period, an amount of $500 was charged for each additional day. For the years ended December 31, 2010, 2011 and 2012, the superintendent fees amounted to $0, $208,000 and $175,500, respectively, and are included in vessels’ operating expenses – related party in the consolidated statements of income.

The Manager also acts as a sales and purchase broker of the Company in exchange for a commission fee equal to 1% of the gross sale or purchase price of vessels or companies. For the years ended December 31, 2010, 2011 and 2012 commission fees relating to vessels purchased of $565,000, $621,745 and $634,479, respectively, were incurred and capitalized to the cost of the vessels. For the years ended December 31, 2010, 2011 and 2012 the amounts of $381,300, $258,500 and $192,000, respectively, were recognized as commission expenses relating to the sale of vessels and are included in the consolidated statements of income under the caption “Net (gain)/loss on sale of vessels”.

The Manager has subcontracted the technical management of some of the vessels to two unaffiliated ship-management companies, Selandia Ship Management (“Selandia”) and Swan Shipping Corporation (“Swan”) and to one affiliated ship-management company, Brave Maritime Corp. Inc. (“Brave”). These companies provide technical management to the Company’s vessels for a fixed annual fee per vessel.

In addition, the Company’s Chief Executive Officer, our Chief Financial Officer, Internal Auditor and Deputy Chairman and Executive Director are employed and paid by the Manager. For the years ended December 31, 2010, 2011 and 2012 the Company reimbursed the Manager for compensation of our executive management in the amounts of $1,311,363, $1,192,266 and $1,552,541, respectively, which are included in the consolidated statements of income under the caption “General and administrative expenses”.

The current account balance with the Manager at December 31, 2011 and at December 31, 2012 was a liability of $7,874,990 and $7,288,899, respectively. The liability represents payments made by the Manager on behalf of the ship-owning companies.

The Company rents office space that is owned by an affiliated company of the Vafias Group. Rental expense for the years ended December 31, 2010, 2011 and 2012 amounted to $55,214, $57,850 and $76,420, respectively.

During the year ended December 31, 2012, two of the Company’s vessels were employed under time charters with Emihar Petroleum Inc, an affiliated company of the Vafias Group incorporated in the Marshall Islands. Revenues from the related party amounted to $4,364,992 and are included in the accompanying consolidated statements of income. For covering the vessels’ operating expenses, the Company paid to the Manager an amount of $1,741,802 which is included in the accompanying consolidated statements of income.

On August 22, 2012, the Company entered into separate memoranda of agreements with affiliated companies to acquire four LPG carriers under construction which are scheduled to be delivered during the year 2014. The aggregate purchase price of these vessels was $96,000,000. As provided by the memorandum of agreements, an advance payment of 20% of the aggregate purchase price ($19,200,000) was paid on September 28, 2012 and has been included in advances for vessels under construction acquisitions discussed in Note 5.